EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 18:- EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2011	2010	2009

Numerator:
Net income	$7,942	$13,643	$17,382

Denominator:
Weighted average number of shares outstanding used in computing basic net earnings per share	26,681,749	25,281,651	23,376,217
Dilutive effect: stock options and RSUs	1,319,679	828,481	140,043
Total weighted average number of shares used in computing diluted net earnings per share	28,001,428	26,110,132	23,516,260

Basic net income per share	$0.30	$0.54	$0.74
Diluted net income per share	$0.28	$0.52	$0.66

Anti-dilutive securities

The following outstanding options and RSUs were excluded from the computation of diluted net earnings per Ordinary Share for the periods presented because including them would have had an anti-dilutive effect.

	Year ended December 31,
	2011	2010	2009

Options to purchase Ordinary Shares and RSUs	--	538,623	2,356,524